Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Summary of recurring measurements for assets and liabilities at fair value

The following details the Company’s recurring measurements for assets and liabilities at fair value (in thousands):

	Convertible Notes	Warrant Liabilities	Contingent Consideration	Embedded Forward Purchase Agreement and Make Whole Derivative
	(Level 3)	(Level 1)	(Level 3)	(Level 3)
Predecessor
Balance, December 31, 2022	$131,292	$—	$—	$—
Issuance of convertible notes	14,000	—	—	—
Change in fair value	19,359	—	—	—
Conversion to common shares	(164,651)	—	—	—
Balance, July 21, 2023	—	—	—	—

Successor
Balance, July 22, 2023	—	3,765	157,100	32,677
Additions	—	—	—	—
Change in fair value	—	(2,318)	(52,750)	8,366
Balance, December 31, 2023	$—	$1,447	$104,350	$41,043

Forward Purchase Agreements
Fair Value Measurements
Summary of significant inputs as of the valuation dates

	December 31,	July 21,
	2023	2023
Stock Price	$7.20	$10.84
Expected volatility	52.00%	55.00%
Risk-free interest rate	4.48%	4.82%
Expected life (in years)	1.56	2
Expected dividend yield	—	—